united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 5/31

Date of reporting period: 11/30/23

Item 1. Reports to Stockholders.

LGM Risk Managed Total Return Fund

Institutional Class – LBETX

Semi-Annual Report
November 30, 2023

1-844-655-9371

www.LGMCapitalManagement.com
LGM Capital Management, LLC
11811 N. Tatum Blvd., Suite 3031
Phoenix, AZ 85028

Distributed by Northern Lights Distributors, LLC
Member FINRA

Greetings LGM Risk Managed Total Return Fund Shareholders,

We are pleased to present our semi-annual report. This report summarizes our semi-annual performance, and provides an audited accounting of LGM Risk Managed Total Return Fund (ticker symbol LBETX) ending November 30, 2023. Below is a synopsis of our investment objective and principal investment strategy.

The Fund seeks to provide total return from capital appreciation and income, and limit risk during unfavorable or declining market conditions. It was designed for investors seeking a risk managed alternative to traditional buy and hold strategies with a focus on minimizing losses without sacrificing the potential for growth when markets rise. It maintains the ability to invest all or a portion of assets in U.S. Equity and Bond Index ETFs, and U.S. Money Markets. Investment decisions are based on the adviser’s technical research. Including, monitoring price movements and price trends. The adviser seeks to produce returns over a complete market cycle with lower volatility, or “beta” than the S&P 500 Index beta of “1”2.

Six-Month Performance Ending November 30, 2023

For the six-month period ending November 30, 2023, LBETX returned 5.23% net of fees versus 9.15% for the S&P 500. LBETX beta was approximately 0.10 versus 1.0 for the S&P 500. We appropriately managed risk, volatility, and minimized losses avoiding the July- September 10% sell-off, then successfully yielded profits through November 30th.

LBETX Cumulative Return and Growth of $10,000 (since inception (6/12/17)

2024 Financial Market Headwinds

Current market headwinds appear similar to 2021-2022 when Wall Street’s predictions for inflation, and the Federal Reserve were consistently wrong, and price to earnings (p/e) ratios ran far ahead of historical levels. Inflation and interest rate cuts are the focus for investors, and inflation remains in the 3% area. Most expectations are for three 0.25% rate cuts with as many as six cuts in some circles. However, if CPI remains sticky at 3% or reverses higher, the FED may stall cuts. Meanwhile, markets have raced ahead to all-time highs leaving price to earnings (p/e) ratios at elevated levels.

Managed Risk and Minimized Losses

Managing risk and minimizing losses are crucial to investors. Most mutual funds must be invested 100% of the time, and cannot de-risk their portfolios to protect against losses. The chart below illustrates LBETX top-performing minimizing losses ending November 30, 2023 vs. the S&P 500 and NASDAQ and for every calendar year since its 2017 inception.

2017- 2023 Maximum Drawdowns

Maximum Drawdown is the largest decline from peak to trough in value.

3079-NLD-01/23/2024

Stock Market Gains Needed to Recover from Percentage Losses

The math of percentages reveals as losses increase, the recovery needed to breakeven increases faster. To illustrate, the 2022 S&P 500, NASDAQ, Vanguard TR Bond Fund, and 2035 American Target Date Fund have yet to breakeven. For investors, recovery may be more unlikely when factoring withdrawals needed in retirement. See below.

January 1, 2022 to November 30, 2023 Total Returns

Security	Approximate Gains Still Needed to Recover Losses
*LBETX	N/A (+6.77%)
S&P 500	5%
NASDAQ	10%
Vanguard TR Bond Fund	13%
American 2035 Target Date Fund	18%

Moving Forward

Our technical research and analysis reveals 2024 economic and stock market data headwinds which may result in volatile or zero-net return markets. Buy and hold S&P 500, NASDAQ, Bond, and Target Date Fund investors have yet to breakeven from 2022 losses. Combined with the two- year lost time value of money, future losses or zero-net returns may be catastrophic to their retirement time line. Including LGM Risk Managed Total Return Fund in a portfolio may help.

We are pleased with our performance and minimized drawdowns for the six- month period ending November 30, 2023. We look forward to continuing to manage risk and volatility, and top-performing minimizing losses. Additional information can be found at: www.LGMCapitalManagement.com.

Cheers!

3079-NLD-01/23/2024

Performance quoted represents past performance which does not guarantee future results. Investment returns and principal will fluctuate so an investor’s shares, when redeemed, may be worth more or less the original cost. Current performance may be higher or higher than performance quoted. For performance data current to the most recent month end, please call toll-free 844-655-9371.

[1]	The S&P 500 is an American stock market index based on the market capitalization of 500 large companies. It is widely regarded as one of the best representations of the U.S. stock market, and is a benchmark for many professional money managers.

[2]	Beta is a measurement of market risk or volatility. A beta of 1 represents the volatility of the S&P 500, against which other mutual funds and their betas are measured. If a mutual fund has a beta of one, it will move the same amount and direction as the S&P 500. A beta greater than 1 indicates the mutual fund tends to be more volatile than the S&P 500, and a beta less than 1 means it tends to be less volatile than the S&P 500.

3079-NLD-01/23/2024

LGM RISK MANAGED TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 53.3%
	EQUITY - 53.3%
14,000	SPDR S&P 500 ETF Trust	$6,389,601

	TOTAL EXCHANGE-TRADED FUNDS (Cost $5,890,592)	6,389,601

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 47.3%
	MONEY MARKET FUNDS - 47.3%
5,679,312	Morgan Stanley Institutional Liquidity - Treasury Portfolio, Institutional Class, 5.23%(Cost $5,679,312)(a)	5,679,312

	TOTAL INVESTMENTS - 100.6% (Cost $11,569,904)	$12,068,913
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%	(74,662)
	NET ASSETS - 100.0%	$11,994,251

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of November 30, 2023.

See accompanying notes to financial statements.

LGM Risk Managed Total Return Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
November 30, 2023

ASSETS
Investment securities:
At cost	$11,569,904
At fair value	$12,068,913
Interest receivable	23,929
Prepaid expenses	280
TOTAL ASSETS	12,093,122

LIABILITIES
Investment advisory fees payable	18,123
Payable to related parties	58,576
Accrued expenses and other liabilities	22,172
TOTAL LIABILITIES	98,871
NET ASSETS	$11,994,251

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$15,292,407
Accumulated losses	(3,298,156)
NET ASSETS	$11,994,251

Net Asset Value Per Share:
Institutional Class Shares:
Net Assets	$11,994,251
Shares of beneficial interest outstanding *	1,207,023

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share **	$9.94

*	Unlimited number of shares of beneficial interest authorized, no par value.

**	Redemptions made within 90 days of purchase may be assessed a redemption fee of 2.00%.

See accompanying notes to financial statements.

LGM Risk Managed Total Return Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended November 30, 2023

INVESTMENT INCOME
Interest	$298,984
TOTAL INVESTMENT INCOME	298,984

EXPENSES
Investment advisory fees	65,012
Administrative services fees	31,110
Accounting services fees	17,568
Transfer agent fees	16,095
Compliance officer fees	12,367
Legal fees	9,150
Audit and tax fees	8,147
Third party administrative servicing fees	7,320
Registration fees	7,320
Trustees’ fees and expenses	7,280
Printing and postage expenses	5,014
Custodian fees	1,954
Insurance expense	915
Other expenses	1,360
NET EXPENSES	190,612

NET INVESTMENT INCOME	108,372

REALIZED GAIN FROM INVESTMENTS
Net realized gain from investments	39,178
Net change in unrealized appreciation on investments	499,009
NET REALIZED GAIN FROM INVESTMENTS	538,187

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$646,559

See accompanying notes to financial statements.

LGM Risk Managed Total Return Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	November 30, 2023	May 31, 2023
	(Unaudited)
FROM OPERATIONS
Net investment gain	$108,372	$39,224
Net realized gain (loss) from investments	39,178	(59,102)
Net change in unrealized appreciation on investments	499,009	—
Net increase (decrease) in net assets resulting from operations	646,559	(19,878)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	102,970	1,515,798
Payments for shares redeemed	(3,054,804)	(2,256,055)
Net decrease in net assets from shares of beneficial interest	(2,951,834)	(740,257)

TOTAL DECREASE IN NET ASSETS	(2,305,275)	(760,135)

NET ASSETS
Beginning of Period/Year	14,299,526	15,059,661
End of Period/Year	$11,994,251	$14,299,526

SHARE ACTIVITY
Institutional Class:
Shares Sold	10,874	162,067
Shares Redeemed	(322,275)	(239,491)
Net decrease in shares of beneficial interest outstanding	(311,401)	(77,424)

See accompanying notes to financial statements.

LGM Risk Managed Total Return Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period/Year Presented

	Institutional Class
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	November 30, 2023		May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019
	(Unaudited)
Net asset value, beginning of period/year	$9.42		$9.44	$9.22	$9.58	$10.47	$11.19
Activity from investment operations:
Net investment income (loss) (1)	0.08		0.03	(0.18)	(0.12)	0.04	0.03
Net realized and unrealized gain (loss) on investments	0.44		(0.05)	0.40	0.32	(0.51)	(0.17)
Total from investment operations	0.52		(0.02)	0.22	0.20	(0.47)	(0.14)
Redemption fees	—		—	0.00 (2)	00 (2)	00 (2)	00 (2)
Less distributions from:
Net investment income	—		—	—	(0.06)	(0.02)	—
Net realized gains	—		—	—	(0.50)	(0.40)	(0.58)
Total distributions	—		—	—	(0.56)	(0.42)	(0.58)
Net asset value, end of period/year	$9.94		$9.42	$9.44	$9.22	$9.58	$10.47

Total return (3)	5.52	% (7)	(0.21)%	2.39%	2.16%	(4.95)%	(0.96)%
Net assets, end of period/year (000s)	$11,994		$14,300	$15,060	$19,728	$35,001	$51,199

Ratio of gross expenses to average net assets (4,5)	2.93	% (8)	2.72%	2.32%	2.08%	1.67%	1.62%
Ratio of net expenses to average net assets (5)	2.93	% (8)	2.72%	2.32%	1.91%	1.55%	1.58%
Ratio of net investment income (loss) to average net assets (6)	1.67	% (8)	0.28%	(1.96)%	(1.25)%	0.41%	0.24%

Portfolio Turnover Rate	397	% (7)	1361%	3065%	5180%	5582%	3908%

(1)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the period/year.

(2)	Less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Not annualized.

(8)	Annualized

See accompanying notes to financial statements.

LGM Risk Managed Total Return Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
November 30, 2023

1.	ORGANIZATION

The LGM Risk Managed Total Return Fund (the “Fund”) is a diversified series of shares of Northern Lights Fund Trust IV (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 2, 2015, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund commenced operations on June 12, 2017. The Fund’s objective is to provide total return from capital appreciation and income with lower volatility than the S&P 500 Index, with a secondary objective of limiting risk during unfavorable or declining market conditions. LGM Risk Managed Total Return Fund is a “fund of funds”, in that the Fund will generally invest in other investment companies.

The Fund currently offers Institutional Class shares at net asset value.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (’‘GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”, including Accounting Standards Update 2013-08.

Security Valuation – The Fund records its investments at fair value. Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined or, in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity at time of purchase may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value, including the short-term investment currently held.

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board of Trustees (“Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Mutual funds, including money market funds, are valued at their respective net asset values as reported by such investment companies. Exchange-traded funds (“ETFs”) are valued at the last reported sale price or official closing price. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. Applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask

LGM Risk Managed Total Return Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2023

price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Restricted or illiquid investments, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of November 30, 2023, for the Fund’s investments measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$6,389,601	$—	$—	$6,389,601
Short-Term Investments	5,679,312	—	—	5,679,312
Total	$12,068,913	$—	$—	$12,068,913

The Fund did not hold any level 2 or 3 securities during the period.

*	Refer to the Schedule of Investments for classifications.

LGM Risk Managed Total Return Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2023

Exchange Traded Funds – The Fund may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock. An index ETF represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities in their portfolio, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Dividends that represent long-term capital gain distributions from underlying investments are reclassified out of dividend income and presented separately for financial reporting purposes. The Fund holds certain investments which pay dividends to their shareholders based upon available funds from operations. Distributions received from investments in securities that represent a return of capital or long-term capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Distributions to Shareholders – Dividends from net investment income are declared and paid annually. Distributions from net realized capital gains, if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Fund.

Federal Income Taxes – The Fund qualifies as a regulated investment company by complying with the provisions of the Internal Revenue Code of 1986, as amended, that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended May 31, 2021 through May 31, 2023, or expected to be taken in the Fund’s May 31, 2024 year-end tax returns. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended November 30, 2023, the Fund did not incur any interest or penalties. The Fund identified its major tax jurisdictions as U.S. Federal, Ohio, and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Cash and Cash Equivalents – Cash and cash equivalents, if any, are held with a financial institution. The assets of the Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The Fund maintains cash balances, which, at times, may exceed federally insured limits. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Fund places deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

LGM Risk Managed Total Return Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2023

3.	INVESTMENT TRANSACTIONS

For the six months ended November 30, 2023, cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, amounted to $13,606,021 and $7,754,608, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

LGM Capital Management, LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an advisory agreement with the Trust on behalf of the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a fee computed and accrued daily and paid monthly, based on the Fund’s average daily net assets and is computed at the annual rate of 1.00%. Pursuant to the advisory agreement, the Fund accrued $65,012 in advisory fees for the six months ended November 30, 2023.

Prior to October 1, 2020, the Adviser had contractually agreed to reduce its fees and/or absorb expenses of the Fund (“Waiver Agreement”) to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses) and derivatives of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))), did not exceed 1.55% of the daily average net assets attributable to Institutional Class shares. This expense limitation expired on September 30, 2020. These fee waivers and reimbursements are subject to possible recoupment from the Fund by the Adviser in future years (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the expense limitation in place at the time of wavier and the expense limitation in place at the time of recapture. During the six months ended November 30, 2023, the Fund recaptured $0, and the remaining recapturable balance of $43,058, expired on September 30, 2023.

In addition, certain affiliates of the Northern Lights Distributors, LLC (the “Distributor”) provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund as shown in the Statement of Operations. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund which are included in “Compliance officer fees” in the Statement of Operations.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis as shown in the Statement of Operations. For the provision of these services, Blu Giant receives customary fees from the Fund which are included in “Printing and postage expenses” in the Statement of Operations.

LGM Risk Managed Total Return Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2023

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $11,569,903 for the Fund.

Unrealized Appreciation	$499,009
Unrealized Depreciation	—
Tax Net Unrealized Appreciation	$499,009

The tax character of fund distributions paid for the periods ended May 31, 2023, and May 31, 2022 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	May 31, 2023	May 31, 2022
Ordinary Income	$—	$—
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$—	$—

As of May 31, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$—	$—	$—	$(3,944,715)	$—	$—	$(3,944,715)

At May 31, 2023, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains and utilized capital loss carryforwards as follows:

Non-expiring Short-Term	Non-expiring Long-Term	Total	CLCF Utilized
$3,944,715	$—	$3,944,715	$—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses, resulted in reclassifications for the Fund for the fiscal year ended May 31, 2023 as follows:

Paid In	Accumulated
Capital	Deficit
$(74,079)	$74,079

6.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than ninety days. The redemption fee is paid directly to the Fund. Please refer to the Statements of Changes in Net Assets for the collected redemption fees.

7.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of voting securities of the Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of November 30, 2023, Charles Schwab & Co. held 86.3% of the voting securities and may be deemed to control the Fund.

LGM Risk Managed Total Return Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2023

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently seeks to achieve its investment objectives by investing its assets in Underlying Funds. As of November 30, 2023, the percentage of the Fund’s net assets invested in the Morgan Stanley Institutional Liquidity - Treasury Portfolio, Institutional Class was 47.3% and SPDR S&P ETF Trust was 53.3%, (the “Securities”). The Fund may sell its investments in the Securities at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund will be directly affected by the performance of these investments. The annual report of the Securities, along with the report of the independent registered public accounting firm is available at “www.sec.gov”.

9.	RECENT REGULATORY UPDATES

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements other than the below.

On January 25, 2024, Wendy Wang resigned as Trustee of the Trust. Ms. Wang continues to serve as President of the Trust.

LGM Risk Managed Total Return Fund
EXPENSE EXAMPLE (Unaudited)
November 30, 2023

Example

As a shareholder of the Fund you will incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing expenses, such as advisory fees, and/or other fund expenses. The following example is intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs. The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period from June 1, 2023 to November 30, 2023 (the ’‘period’’).

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $ 1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ’‘Expenses Paid During the Period’’ to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period	Expense Ratio During the
Actual	6/1/23	11/30/23	6/1/23 – 11/30/23*	Period 6/1/23- 11/30/23
Institutional Class	$1,000.00	$1,055.20	$15.08	2.93%

	Beginning	Ending	Expenses Paid
Hypothetical	Account Value	Account Value	During Period	Expense Ratio During the
(5% return before expenses)	6/1/23	11/30/23	6/1/23 – 11/30/23*	Period 6/1/23 – 11/30/23
Institutional Class	$1,000.00	$1,010.33	$14.75	2.93%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

LGM Risk Managed Total Return Fund
ADDITIONAL INFORMATION (Unaudited)
November 30, 2023

LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six months ended November 30, 2023, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

LGM Risk Managed Total Return Fund
PORTFOLIO REVIEW (Unaudited)
November 30, 2023

Average Annual Total Return through November 30, 2023*, as compared to its benchmark:

	Six Months	One Year	Three Year	Five Year	Since Inception (b)
LGM Risk Managed Total Return Fund - Institutional Class	5.52%	5.63%	3.42%	0.64%	2.58%
S&P 500 Total Return Index (a)	10.17%	13.84%	9.76%	12.51%	12.22%

*	Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions, if any. The Fund’s total annual operating expenses, including underlying funds, are 2.86% for Institutional Class per the Fund’s prospectus dated September 28, 2023. Shares redeemed within 90 days of purchase are subject to a 2.00% redemption fee. The performance data does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions, if any, or the redemption of the Fund shares.

(a)	The S&P 500 Total Return Index, is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

(b)	Inception date is June 12, 2017.

Top Holdings by Industry	Percentage of Net Assets
Exchange-Traded Fund	53.3%
Short-Term Investments	47.3%
Liabilities in Excess of Other Assets	-0.6%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

PRIVACY NOTICE

Northern Lights Fund Trust IV

Rev. April 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-631-490-4300

PRIVACY NOTICE

Northern Lights Fund Trust IV

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust IV collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust IV does not jointly market.

This Page Intentionally Left Blank.

PROXY VOTING POLICY

Information regarding how the Fund votes proxies relating to portfolio securities for the twelve month period ended June 30, as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-844-655-9371 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-844-655-9371.

INVESTMENT ADVISOR
LGM Capital Management, LLC
11811 N. Tatum Blvd., Suite 3031
Phoenix, AZ 85028

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

LGM-SAR23

(b) Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 13(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(a)(4) Not applicable.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 13(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 2/8/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 2/8/2024______

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 2/8/2024